Shareholder Report, Holdings (Details)	Sep. 30, 2024
Unusual Whales Subversive Democratic Trading ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Unusual Whales Subversive Democratic Trading ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Unusual Whales Subversive Democratic Trading ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Unusual Whales Subversive Democratic Trading ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Unusual Whales Subversive Democratic Trading ETF | Alphabet Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unusual Whales Subversive Democratic Trading ETF | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unusual Whales Subversive Democratic Trading ETF | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unusual Whales Subversive Democratic Trading ETF | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unusual Whales Subversive Democratic Trading ETF | Philip Morris International, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Unusual Whales Subversive Democratic Trading ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Unusual Whales Subversive Democratic Trading ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Unusual Whales Subversive Democratic Trading ETF | Short-Term Investment & Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unusual Whales Subversive Republican Trading ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Unusual Whales Subversive Republican Trading ETF | Comfort Systems USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unusual Whales Subversive Republican Trading ETF | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unusual Whales Subversive Republican Trading ETF | Fidelity National Information Services, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unusual Whales Subversive Republican Trading ETF | AT&T, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Unusual Whales Subversive Republican Trading ETF | Dow, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Unusual Whales Subversive Republican Trading ETF | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unusual Whales Subversive Republican Trading ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unusual Whales Subversive Republican Trading ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Unusual Whales Subversive Republican Trading ETF | Short-Term Investment & Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unusual Whales Subversive Republican Trading ETF | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Republican Trading ETF | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%